Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

7.    Fair Value Measurements:

Fair value is defined as the value that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to fair values derived from unobservable inputs (Level 3). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The fair value of exchange-traded futures, forward and option contracts is determined by the various exchanges, and reflects the settlement price for each contract as of the close of business on the last business day of the reporting period. The fair value of foreign currency forward contracts is extrapolated on a forward basis from the spot prices quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period from various exchanges. The fair value of non-exchange-traded foreign currency option contracts is calculated by applying an industry standard model application for options valuation of foreign currency options, using as input the spot prices, interest rates and option implied volatilities quoted as of approximately 3:00 P.M. (E.T.) on the last business day of the reporting period. U.S. Treasury bills are valued at the last available bid price received from independent pricing services as of the close of the last business day of the reporting period.

Tactical Currency, Spectrum Select and Spectrum Strategic considers, and Spectrum Technical considered, prices for commodity futures, swap and option contracts to be based on unadjusted quoted prices in active markets for identical assets and liabilities (Level 1). The values of U.S. Treasury bills, non-exchange-traded forward, swap and certain option contracts for which market quotations are not readily available are priced by pricing services that derive fair values for those assets and liabilities from observable inputs (Level 2). As of and for the years ended December 31, 2017 (termination of operations for Spectrum Technical) and 2016, the Partnerships did not hold any derivative instruments that were priced at fair value using unobservable inputs through the application of the General Partner’s assumptions and internal valuation pricing models (Level 3). Transfers between levels are recognized at the beginning of the reporting period.

There were no direct investments held by Tactical Currency and Spectrum Strategic as of December 31, 2017 and 2016. For Tactical Currency’s investment in Cambridge Master Fund, see Note 5 of the attached Cambridge Master Fund’s financial statements for the determination of the fair value of Cambridge Master Fund’s investments and related disclosures, including the fair value hierarchy. The following tables present information about Spectrum Select’s and Spectrum Technical’s assets and liabilities measured at fair value as of December 31, 2017 (termination of operations) and 2016:

Spectrum Select

December 31, 2017*	Total	Level 1	Level 2	Level 3

Assets
Futures	$2,377,628	$2,377,628	$-	$-
Forwards	1,275,513	-	1,275,513	-

Total assets	$3,653,141	$2,377,628	$1,275,513	$-

Liabilities
Futures	$639,577	$639,577	$-	$-
Forwards	789,082	-	789,082	-

Total liabilities	$1,428,659	$639,577	$789,082	$-

December 31, 2016	Total	Level 1	Level 2	Level 3

Assets
U.S. Treasury bills	$12,994,751	$-	$12,994,751	$-
Futures	2,203,401	2,203,401	-	-
Forwards	1,069,028	370,551	698,477	-

Total assets	$16,267,180	$2,573,952	$13,693,228	$-

Liabilities
Futures	$827,990	$827,990	$-	$-
Forwards	1,116,899	534,709	582,190	-

Total liabilities	$1,944,889	$1,362,699	$582,190	$-

*

$370,551 of assets and $534,709 of liabilities were transferred from Level 1 to Level 2 during the year ended December 31, 2017. The General Partner believes that for London Metal Exchange contracts, the inputs are derived from an exchange and not actively quoted prices, which is more representative of a Level 2 security.

Spectrum Technical (Partnership in Liquidation)

December 31, 2017*	Total	Level 1	Level 2	Level 3

Assets
Forwards	$812,258	$-	$812,258	$-

Total assets	$812,258	$-	$812,258	$-

Liabilities
Forwards	$775,086	$-	$775,086	$-

Total liabilities	$775,086	$-	$775,086	$-

December 31, 2016	Total	Level 1	Level 2	Level 3

Assets
Futures	$1,051,049	$1,051,049	$-	$-
Forwards	665,811	58,919	606,892	-

Total assets	$1,716,860	$1,109,968	$606,892	$-

Liabilities
Futures	$756,615	$756,615	$-	$-
Forwards	730,361	293,032	437,329	-

Total liabilities	$1,486,976	$1,049,647	$437,329	$-

*

$58,919 of assets and $293,032 of liabilities were transferred from Level 1 to Level 2 during the year ended December 31, 2017. The General Partner believes that for London Metal Exchange contracts, the inputs are derived from an exchange and not actively quoted prices, which is more representative of a Level 2 security.